SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expenses	$ 8,973	$ 8,624	$ 6,045
Less: share-based compensation expenses capitalized in construction in progress			(2)
Share-based compensation recognized in general and administrative expenses	8,973	8,624	6,043
2006 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	4,033	5,570	4,439
Restricted shares	2,464	3,054	1,606
Total share-based compensation expenses	6,497	8,624	6,045
2011 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	1,179
Restricted shares	1,297
Total share-based compensation expenses	$ 2,476